Property, plant and equipment - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Additions	R 224,026	R 238,248
Depreciation	183,478	151,945	R 98,508
Purchase of property	200,840	238,646	180,230
Proceeds from sale of property	2,222	4,388	369
In-vehicle devices uninstalled
Disclosure of detailed information about property, plant and equipment [line items]
Additions	196,810	229,528
Capital expenditures incurred but not yet paid			1,900
Depreciation	0	0
Other asset categories
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	15,100
Other asset categories
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	500
Central Services Organization and Americas Segments | In-vehicle devices uninstalled
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditures incurred but not yet paid	9,000
Central Services Organization | In-vehicle devices uninstalled
Disclosure of detailed information about property, plant and equipment [line items]
Additions		1,400
Capital expenditures incurred but not yet paid		1,400
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	162,900	141,600	R 85,800
The Midrand Property
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property	R 44,000
Black Industrialists Group Property Management Company (Pty) Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Loan funding receivable		R 9,000
Lease term	5 years
Lease renewal term	5 years
Black Industrialists Group Property Management Company (Pty) Ltd | The Midrand Property
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of property	R 44,000
Black Industrialists Group Property Management Company (Pty) Ltd | Stellenbosch Property
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of property currently classified as held for sale	R 23,500